CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 5,919,356	$ 907,182	¥ 3,986,433	¥ 2,133,472
Adjustments to reconcile net income to net cash by operating activities:
Provision for (reversal of) allowance for doubtful accounts	(9,131)	(1,399)	229,531	175,405
Inventory write-down	554,850	85,034	347,498	440,823
Depreciation of property and equipment	970,083	148,672	830,368	770,290
Amortization of deferred income	(27,351)	(4,192)	(23,186)
Impairment of long-lived assets	47,022	7,206	537,579	0
Amortization of intangible assets	36,539	5,600	15,757	47,842
Amortization of land use rights	132,657	20,331	104,381	71,601
Deferred tax assets	(66,259)	(10,155)	(99,538)	(103,658)
Deferred tax liabilities	(37,364)	(5,726)	68,866	(12,047)
Loss on disposal of property and equipment and land use rights	7,752	1,188	14,404	762
Share based compensation expenses	951,048	145,754	688,083	671,210
Share of loss (income) of equity method investees	(30,015)	(4,600)	(27,182)	46,999
Impairment loss of other investments	43,160	6,614	127,589	20,073
Impairment loss of equity method investees	43,160	6,614
Goodwill impairment loss	0		278,263	0
Investment gain and revaluation of investments	(293,140)	(44,926)	(165,731)	(191,842)
Loss (gain) on disposal of subsidiaries	(48,626)	(7,452)	11,323
Gain on disposal of equity method investees	(57,629)	(8,833)
Gain on disposal of other investments	(351,863)	(53,925)
Noncash lease expense	403,875	61,897	325,245
Changes in operating assets and liabilities:
Accounts receivable	988,109	151,434	4,165,302	(64,931)
Amounts due from related parties	(6,493)	(995)	12,682	(7,284)
Other receivables and prepayments	727,406	111,480	936,509	124,418
Interest receivables on short-term investments	(58,719)	(8,999)	(11,621)	(48,604)
Inventories	(527,198)	(80,797)	(2,625,892)	291,781
Dividends received from equity method investees	114,579	17,560	13,147
Accounts payable	1,386,900	212,551	1,681,114	(140,746)
Advances from customers	262,824	40,280	(282,764)	(873,914)
Accrued expenses and other current liabilities	1,268,114	194,346	1,148,730	1,985,677
Amounts due to related parties	(60,644)	(9,293)	282,261	258,086
Deferred income	(54,186)	(8,304)	27,904	150,335
Operating lease liabilities	(365,212)	(55,971)	(306,872)
Net cash generated from operating activities	11,820,444	1,811,562	12,290,183	5,745,748
Cash flows from investing activities:
Purchases of property and equipment	(2,237,257)	(342,875)	(3,303,176)	(2,519,673)
Purchases of land use rights	(34,638)	(5,309)	(974,497)	(1,073,370)
Government subsidies received for land use rights	205,554	31,503	220,720	52,300
Proceed from disposal of property and equipment and land use rights	305,417	46,807	33,442	4,936
Purchases of other assets				(917)
Purchases of short-term investments	(14,349,500)	(2,199,157)	(3,271,105)	(2,691,032)
Redemption of short-term investments upon maturities	9,626,105	1,475,265	2,500,340	747,766
Investments in equity method investees and other investments	(1,601,915)	(245,504)	(605,933)	(963,699)
Proceed from disposal of investments	1,053,722	161,490
Payment for acquisition, net of cash acquired of nil, RMB175,822 and RMB183,025 in 2018, 2019 and 2020, respectively	(569,425)	(87,268)	(2,749,178)
Cash paid for loan originations	(819,767)	(125,635)	(2,762,052)	(764,020)
Cash received for disposal of subsidiaries	562,791	86,251
Cash received from loan repayments	1,117,786	171,308	2,670,549	519,519
Other investing activities	46,084	7,064	330	(5,622)
Net cash used in investing activities	(6,695,043)	(1,026,060)	(8,240,560)	(6,693,812)
Cash flows from financing activities:
Proceeds from bank and other borrowings	2,544,445	389,953	1,819,380	2,115,285
Repayment to bank and other borrowings	(2,689,972)	(412,256)	(2,605,503)	(1,695,885)
Proceeds from equity method investees	63,830	9,782
Repayment to equity method investees	(6,470)	(991)	(260,203)
Capital contributions from non-controlling interests shareholders	122,613	18,791	107,950	1,000
Acquisition of non-controlling interests	(41,167)	(6,309)	(25,375)	(18,699)
Dividend distribution to non-controlling interest shareholders	(12,496)	(1,915)
Redemption of convertible senior notes			(4,220,841)
Proceeds from issuance of securitization debt				969,000
Repayment of securitization debt			(969,000)	(760,000)
Proceeds from issuance of ordinary shares upon exercise of share options	895	137	297	3,947
Deferred settlement of acquisition of subsidiaries				(27,680)
Deferred settlement on purchase of equity method investees and other investments			(103,405)
Deferred settlement on acquisition of non-controlling interests	(2,517)	(386)
Net cash provided by (used in) financing activities	(20,839)	(3,194)	(6,256,700)	586,968
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,526)	(1,919)	(112,110)	177,576
Net (decrease) increase in cash, cash equivalents and restricted cash	5,092,036	780,389	(2,319,187)	(183,520)
Cash, cash equivalents and restricted cash at beginning of the year	7,719,285	1,183,032	10,038,472	10,221,992
Cash, cash equivalents and restricted cash at end of the year	12,811,321	1,963,421	7,719,285	10,038,472
Reconciliation in amounts on the consolidated balance sheets:
Total cash, cash equivalents and restricted cash at end of the year	12,811,321	1,963,421	7,719,285	10,038,472
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	67,357	10,323	86,004	159,744
Income tax paid	1,136,012	174,101	818,153	956,291
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	181,207	27,771	59,515	¥ 4,626
Dilution on non-controlling interests due to the Company's contribution to its subsidiary			97,875
Payables for acquisition of subsidiaries			¥ 25,000
Conversion of receivables due from the Group as additional capital contribution made by non-controlling interests shareholders (Note 21)	62,518	9,581
Reclassification of property and equipment to assets held for sale	299,319	45,873
Reclassification of land use rights to assets held for sale	¥ 109,429	$ 16,770